Prepaid Expense and Other Assets - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment provision for prepayment	¥ 0	¥ 1,000	¥ 372
General and administrative expenses
Allowance for doubtful accounts on other receivables	¥ 124	¥ 923	¥ 12,635